UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 65.4%
	BASIC MATERIALS – 4.0%
$5,495,000	B2Gold Corp. (Canada) 3.250%, 10/1/2018[1,2,3]	$4,928,328
3,216,000	Detour Gold Corp. (Canada) 5.500%, 11/30/2017[1,2]	3,185,850
2,773,000	Horsehead Holding Corp. 3.800%, 7/1/2017[2,3]	2,837,126
2,876,000	Stillwater Mining Co. 1.750%, 10/15/2032[2,3,4]	3,089,902
		14,041,206
	COMMUNICATIONS – 7.4%
5,029,000	51job, Inc. (Cayman Islands) 3.250%, 4/15/2019[1,2,3]	5,154,725
4,506,000	Blucora, Inc. 4.250%, 4/1/2019[2,3,4]	4,483,470
	Ctrip.com International Ltd. (Cayman Islands)
647,000	1.000%, 7/1/2020[1,2,3,5]	633,656
970,000	1.990%, 7/1/2025[1,2,3,5]	946,356
2,118,000	Global Eagle Entertainment, Inc. 2.750%, 2/15/2035[2,4,5]	2,067,698
4,219,000	Qihoo 360 Technology Co., Ltd. (Cayman Islands) 2.500%, 9/15/2018[1,2]	4,139,894
3,204,000	SINA Corp. (Cayman Islands) 1.000%, 12/1/2018[1,2]	3,065,827
1,615,000	Twitter, Inc. 1.000%, 9/15/2021[2,5]	1,422,209
1,978,000	Yandex N.V. (Netherlands) 1.125%, 12/15/2018[1,2]	1,715,915
2,596,000	YY, Inc. (Cayman Islands) 2.250%, 4/1/2019[1,2,3]	2,420,770
		26,050,520
	CONSUMER, CYCLICAL – 6.2%
1,489,000	Callaway Golf Co. 3.750%, 8/15/2019[2,3,4]	1,835,193
1,726,000	Iconix Brand Group, Inc. 2.500%, 6/1/2016[2,3]	1,776,701
1,863,000	Meritage Homes Corp. 1.875%, 9/15/2032[2,3,4]	1,982,931
6,087,000	Navistar International Corp. 4.500%, 10/15/2018[2,3]	5,219,602
6,389,000	Tesla Motors, Inc. 1.250%, 3/1/2021[2,3]	6,281,186
2,053,000	TiVo, Inc. 2.000%, 10/1/2021[2,3,5]	1,879,778

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$2,240,000	Wabash National Corp. 3.375%, 5/1/2018[2,3]	$2,825,200
		21,800,591
	CONSUMER, NON-CYCLICAL – 13.1%
4,174,000	Acorda Therapeutics, Inc. 1.750%, 6/15/2021[2,3]	4,247,045
1,946,000	Albany Molecular Research, Inc. 2.250%, 11/15/2018[2,3]	2,730,481
2,129,000	Ascent Capital Group, Inc. 4.000%, 7/15/2020[2]	1,651,306
2,406,000	Chiquita Brands International, Inc. 4.250%, 8/15/2016[2]	2,406,000
4,056,000	IGI Laboratories, Inc. 3.750%, 12/15/2019[2,5]	3,612,375
1,925,000	Impax Laboratories, Inc. 2.000%, 6/15/2022[2,5]	1,933,422
887,000	Isis Pharmaceuticals, Inc. 1.000%, 11/15/2021[2,3,5]	959,623
1,552,000	Ligand Pharmaceuticals, Inc. 0.750%, 8/15/2019[2,3,5]	2,247,490
5,448,000	Medicines Co. 2.500%, 1/15/2022[2,5]	5,985,990
3,201,000	Monster Worldwide, Inc. 3.500%, 10/15/2019[2,3,5]	4,439,387
2,028,000	Pernix Therapeutics Holdings, Inc. 4.250%, 4/1/2021[2,3,5]	1,832,805
3,987,000	Quidel Corp. 3.250%, 12/15/2020[2,3]	3,999,459
3,976,000	ServiceSource International, Inc. 1.500%, 8/1/2018[2,3]	3,406,935
1,836,000	Spectranetics Corp. 2.625%, 6/1/2034[2,4]	1,897,965
3,279,000	Spectrum Pharmaceuticals, Inc. 2.750%, 12/15/2018[2,3]	3,094,556
1,378,000	Trinity Biotech Investment Ltd. (Cayman Islands) 4.000%, 4/1/2045[1,2,3,4,5]	1,501,159
		45,945,998
	ENERGY – 10.3%
1,795,000	Canadian Solar, Inc. (Canada) 4.250%, 2/15/2019[1,2]	1,766,953
9,326,000	Cheniere Energy, Inc. 4.250%, 3/15/2045[2,3,4]	7,029,472

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$2,107,000	Chesapeake Energy Corp. 2.250%, 12/15/2038[2,4]	$1,838,358
	Cobalt International Energy, Inc.
2,521,000	2.625%, 12/1/2019[2,3]	1,863,964
3,003,000	3.125%, 5/15/2024[2]	2,190,313
3,137,000	Newpark Resources, Inc. 4.000%, 10/1/2017[2]	3,305,614
5,801,000	SEACOR Holdings, Inc. 3.000%, 11/15/2028[2,3,4]	5,191,895
3,564,000	Stone Energy Corp. 1.750%, 3/1/2017[2,3]	3,272,198
	SunEdison, Inc.
1,893,000	2.375%, 4/15/2022[2,3,5]	2,525,972
673,000	3.375%, 6/1/2025[2,3,5]	698,658
5,994,000	Whiting Petroleum Corp. 1.250%, 4/1/2020[2,3,5]	6,578,415
		36,261,812
	FINANCIAL – 16.0%
3,418,000	American Residential Properties OP LP 3.250%, 11/15/2018[2,3,5]	3,580,355
4,335,000	Apollo Commercial Real Estate Finance, Inc. 5.500%, 3/15/2019[2]	4,316,056
1,813,000	Element Financial Corp. (Canada) 4.250%, 6/30/2020[2,5]	1,589,460
5,400,000	Encore Capital Group, Inc. 3.000%, 7/1/2020[2,3]	5,774,625
3,222,000	Forestar Group, Inc. 3.750%, 3/1/2020[2,3]	2,855,497
4,399,000	IAS Operating Partnership LP 5.000%, 3/15/2018[2,3,5]	4,311,020
5,678,000	MGIC Investment Corp. 9.000%, 4/1/2063[2,5]	7,384,949
5,170,000	Pennymac Corp. 5.375%, 5/1/2020[2,3]	4,885,650
3,019,000	PRA Group, Inc. 3.000%, 8/1/2020[2]	3,466,189
2,789,000	Prospect Capital Corp. 5.750%, 3/15/2018[2,3]	2,806,431
4,251,000	RAIT Financial Trust 4.000%, 10/1/2033[2,3,4]	3,669,144
3,744,000	Redwood Trust, Inc. 4.625%, 4/15/2018[2,3]	3,608,280

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
$1,650,000	Resource Capital Corp. 8.000%, 1/15/2020[2]	$1,569,563
4,852,000	Starwood Waypoint Residential Trust 3.000%, 7/1/2019[2,5]	4,472,962
1,950,000	TCP Capital Corp. 5.250%, 12/15/2019[2,5]	1,999,969
		56,290,150
	INDUSTRIAL – 6.0%
4,200,000	Abengoa S.A. (Spain) 5.125%, 3/5/2017[1,2,3,5]	4,058,250
2,149,000	Aegean Marine Petroleum Network, Inc. (Marshall Islands) 4.000%, 11/1/2018[1,2,3]	2,359,870
2,661,000	Cemex S.A.B. de C.V. (Mexico) 3.750%, 3/15/2018[1,2]	3,143,306
1,562,000	Fluidigm Corp. 2.750%, 2/1/2034[2,4]	1,377,489
4,708,000	General Cable Corp. 4.500%, 11/15/2029[2,3,6]	3,925,295
1,720,000	TTM Technologies, Inc. 1.750%, 12/15/2020[2]	2,011,325
4,075,000	UTi Worldwide, Inc. (Virgin Islands (British)) 4.500%, 3/1/2019[1,2,3]	4,181,969
		21,057,504
	TECHNOLOGY – 1.8%
2,784,000	Bottomline Technologies de, Inc. 1.500%, 12/1/2017[2,3]	3,107,640
1,016,000	Envestnet, Inc. 1.750%, 12/15/2019[2]	988,695
2,143,000	PROS Holdings, Inc. 2.000%, 12/1/2019[2,3,5]	2,086,746
		6,183,081
	UTILITIES – 0.6%
2,906,000	EnerNOC, Inc. 2.250%, 8/15/2019[2,3,5]	2,105,034

	TOTAL CORPORATE BONDS (Cost $233,902,387)	229,735,896

Number of Shares

PREFERRED STOCKS – 29.1%
BASIC MATERIALS – 0.7%
2,506	A Schulman, Inc. 6.000%, 12/31/2049[2,3]	2,628,011

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	COMMUNICATIONS – 2.5%
62,031	Frontier Communications Corp. 11.125%, 6/29/2018[2,3]	$6,177,357
7,351	Iridium Communications, Inc. 6.750%, 12/31/2049[2]	2,446,229
		8,623,586
	CONSUMER, CYCLICAL – 2.8%
3,529	Barnes & Noble, Inc. 7.750%, 8/18/2021[2,4,5]	5,501,270
33,021	William Lyon Homes 6.500%, 12/1/2017[2]	4,202,252
		9,703,522
	CONSUMER, NON-CYCLICAL – 9.4%
10,394	Allergan PLC (Ireland) 5.500%, 3/1/2018[1,2,3]	10,866,355
31,041	Anthem, Inc. 5.250%, 5/1/2018[2]	1,655,417
56,709	Bunge Ltd. (Bermuda) 4.875%, 12/31/2049[1,2]	6,196,025
2,294	Kindred Healthcare, Inc. 7.500%, 12/1/2017[2]	2,349,056
118,482	Tyson Foods, Inc. 4.750%, 7/15/2017[2,3]	6,159,879
4,506	Universal Corp. 6.750%, 12/31/2049[2,4]	5,799,222
		33,025,954
	ENERGY – 3.6%
3,293	Chesapeake Energy Corp. 5.750%, 12/31/2049[2,5]	2,249,531
85,688	McDermott International, Inc. (Panama) 6.250%, 4/1/2017[1,2,3]	1,664,918
19,052	Penn Virginia Corp. 6.000%, 12/31/2049[2,5]	1,089,536
20,973	Rex Energy Corp. 6.000%, 12/31/2049[2,3]	1,021,123
135,913	Southwestern Energy Co. 6.250%, 1/15/2018[2]	6,756,915
		12,782,023

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIAL – 10.1%
213,713	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/2049[2]	$5,981,827
82,963	AMG Capital Trust II 5.150%, 10/15/2037[2]	5,014,076
5,857	Bank of America Corp. 7.250%, 12/31/2049[2]	6,527,627
1,810	Cowen Group, Inc. 5.625%, 12/31/2049[2,3,5]	2,040,096
44,722	iStar Financial, Inc. 4.500%, 12/31/2049[2,3,4]	2,559,887
29,256	KeyCorp 7.750%, 12/31/2049[2]	3,825,222
1,518	OFG Bancorp (Puerto Rico) 8.750%, 0/0/0[1,2]	1,903,952
4,358	Wells Fargo & Co. 7.500%, 12/31/2049[2]	5,146,798
1,840	Wintrust Financial Corp. 5.000%, 12/31/2049[2]	2,498,260
		35,497,745
	TOTAL PREFERRED STOCKS (Cost $98,546,776)	102,260,841

	TOTAL INVESTMENTS – 94.5% (Cost $332,449,163)	331,996,737
	Other Assets in Excess of Liabilities – 5.5%	19,373,790

	TOTAL NET ASSETS – 100.0%	$351,370,527

	SECURITIES SOLD SHORT – (36.5)%
	COMMON STOCKS – (36.5)%
	BASIC MATERIALS – (1.5)%
(35,837)	A. Schulman, Inc.	(1,566,794)
(433,472)	B2Gold Corp. (Canada)*1	(663,212)
(1,536)	Detour Gold Corp. (Canada)*	(17,672)
(97,838)	Horsehead Holding Corp.*	(1,146,661)
(153,448)	Stillwater Mining Co.*	(1,778,462)
		(5,172,801)
	COMMUNICATIONS – (3.0)%
(67,046)	51job, Inc. - ADR (China)*1	(2,228,609)
(72,764)	Blucora, Inc.*	(1,175,139)
(4,851)	Ctrip.com International Ltd. - ADR (China)*1	(352,280)
(570,693)	Frontier Communications Corp.	(2,824,930)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(71,289)	Global Eagle Entertainment, Inc.*	$(928,183)
(214,160)	Iridium Communications, Inc.*	(1,946,714)
(1,106)	Qihoo 360 Technology Co., Ltd. - ADR (China)*1	(74,865)
(1,162)	SINA Corp. (China)*1	(62,243)
(10,593)	Twitter, Inc.*	(383,678)
(7,304)	Yandex N.V. - Class A (Russia)*1	(111,167)
(8,794)	YY, Inc. - ADR (China)*1	(611,359)
		(10,699,167)
	CONSUMER, CYCLICAL – (4.7)%
(186,824)	Barnes & Noble, Inc.*	(4,849,951)
(147,706)	Callaway Golf Co.	(1,320,492)
(21,284)	Iconix Brand Group, Inc.*	(531,462)
(12,649)	Meritage Homes Corp.*	(595,641)
(43)	Meritor, Inc.*	(564)
(30,490)	Navistar International Corp.*	(689,989)
(10,119)	Tesla Motors, Inc.*	(2,714,523)
(51,936)	TiVo, Inc.*	(526,631)
(145,457)	Wabash National Corp.*	(1,824,031)
(130,511)	William Lyon Homes - Class A*	(3,350,217)
		(16,403,501)
	CONSUMER, NON-CYCLICAL – (11.7)%
(63,748)	Acorda Therapeutics, Inc.*	(2,124,721)
(104,030)	Albany Molecular Research, Inc.*	(2,103,486)
(21,828)	Allergan PLC*1	(6,623,925)
(4,191)	Anthem, Inc.	(687,911)
(9,305)	Ascent Capital Group, Inc. - Class A*	(397,696)
(35,640)	Bunge Ltd.[1]	(3,129,192)
(197,379)	IGI Laboratories, Inc.*	(1,243,488)
(14,341)	Impax Laboratories, Inc.*	(658,539)
(9,690)	Isis Pharmaceuticals, Inc.*	(557,659)
(91,099)	Kindred Healthcare, Inc.	(1,848,399)
(15,947)	Ligand Pharmaceuticals, Inc.*	(1,609,052)
(109,094)	Medicines Co.*	(3,121,179)
(474,723)	Monster Worldwide, Inc.*	(3,104,688)
(103,061)	Pernix Therapeutics Holdings, Inc.*	(610,121)
(78,365)	Quidel Corp.*	(1,798,477)
(38,914)	ServiceSource International, Inc.*	(212,859)
(39,365)	Spectranetics Corp.*	(905,789)
(146,453)	Spectrum Pharmaceuticals, Inc.*	(1,001,738)
(43,545)	Trinity Biotech PLC - ADR (Ireland)[1]	(786,423)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(101,101)	Tyson Foods, Inc. - Class A	$(4,309,936)
(74,922)	Universal Corp.	(4,294,529)
		(41,129,807)
	ENERGY – (5.7)%
(20,470)	Canadian Solar, Inc. (Canada)*1	(585,442)
(43,773)	Cheniere Energy, Inc.*	(3,031,718)
(76,518)	Chesapeake Energy Corp.	(854,706)
(95,565)	Cobalt International Energy, Inc.*	(927,936)
(248,090)	McDermott International, Inc.*1	(1,324,801)
(150,738)	Newpark Resources, Inc.*	(1,225,500)
(85,807)	Penn Virginia Corp.*	(375,835)
(93,217)	Rex Energy Corp.*	(521,083)
(13,076)	SEACOR Holdings, Inc.*	(927,611)
(231,315)	Southwestern Energy Co.*	(5,257,790)
(4,508)	Stone Energy Corp.*	(56,756)
(72,594)	SunEdison, Inc.*	(2,171,286)
(84,083)	Whiting Petroleum Corp.*	(2,825,189)
		(20,085,653)
	FINANCIAL – (6.3)%
(6,167)	Affiliated Managers Group, Inc.*	(1,348,106)
(27,002)	Alexandria Real Estate Equities, Inc. - REIT	(2,361,595)
(99,827)	American Residential Properties, Inc. - REIT*	(1,846,799)
(673)	Apollo Commercial Real Estate Finance, Inc. - REIT	(11,057)
(4,191)	Bank of America Corp.	(71,331)
(220,491)	Cowen Group, Inc. - Class A*	(1,411,142)
(41,032)	Element Financial Corp. (Canada)*	(648,825)
(89,333)	Encore Capital Group, Inc.*	(3,818,092)
(60,542)	Forestar Group, Inc.*	(796,733)
(355)	Invesco Mortgage Capital, Inc. - REIT	(5,084)
(152,555)	iStar Financial, Inc. - REIT*	(2,032,033)
(30,639)	KeyCorp	(460,198)
(42,326)	MGIC Investment Corp.*	(481,670)
(108,141)	OFG Bancorp (Puerto Rico)[1]	(1,153,864)
(3,413)	PennyMac Mortgage Investment Trust - REIT	(59,489)
(30,515)	PRA Group, Inc.*	(1,901,390)
(2,083)	Prospect Capital Corp.	(15,352)
(9,013)	RAIT Financial Trust - REIT	(55,069)
(1,670)	Redwood Trust, Inc. - REIT	(26,219)
(1,357)	Resource Capital Corp. - REIT	(5,252)
(66,735)	Starwood Waypoint Residential Trust - REIT	(1,585,624)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(685)	TCP Capital Corp.	$(10,474)
(494)	Wells Fargo & Co.	(27,782)
(36,875)	Wintrust Financial Corp.	(1,968,387)
		(22,101,567)
	INDUSTRIAL – (2.4)%
(102,657)	Aegean Marine Petroleum Network, Inc. (Greece)[1]	(1,268,841)
(184,554)	Cemex S.A.B. de C.V. - ADR (Mexico)*1	(1,690,514)
(13,652)	Fluidigm Corp.*	(330,378)
(102,391)	General Cable Corp.	(2,020,175)
(138,258)	TTM Technologies, Inc.*	(1,381,197)
(162,565)	UTi Worldwide, Inc.*1	(1,624,024)
		(8,315,129)
	TECHNOLOGY – (0.7)%
(56,585)	Bottomline Technologies de, Inc.*	(1,573,629)
(8,569)	Envestnet, Inc.*	(346,445)
(36,431)	PROS Holdings, Inc.*	(769,058)
		(2,689,132)
	UTILITIES – (0.5)%
(42,228)	Abengoa Yield PLC (Spain)[1]	(1,322,581)
(47,037)	EnerNOC, Inc.*	(456,259)
		(1,778,840)
	TOTAL SECURITIES SOLD SHORT (Proceeds $125,699,495)	$(128,375,597)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Convertible security.
[3]	All or a portion of this security is segregated as collateral for securities sold short.
[4]	Callable.
[5]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $81,734,171.

[6]	Variable, floating or step rate security.

 See accompanying Notes to Schedule of Investments.

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Currency Exchange	Currency Amount Sold	Value at Settlement Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Canadian Dollar	CAD per USD	(1,970,000)	$(1,579,792)	$(1,577,262)	$2,530

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			$(1,579,792)	$(1,577,262)	$2,530

CAD - Canadian Dollar

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	June 30, 2015	(Depreciation)
(43)	U.S. 10 Year Treasury Note	September 2015	$(5,421,800)	$(5,425,391)	$(3,591)

TOTAL FUTURES CONTRACTS			$(5,421,800)	$(5,425,391)	$(3,591)

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Note 1 – Organization
Palmer Square SSI Alternative Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income and absolute return. The Fund commenced investment operations on May 25, 2012, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS- Continued
June 30, 2015 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(e) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS- Continued
June 30, 2015 (Unaudited)

(f) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Note 3 – Federal Income Taxes
At June 30, 2015, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$332,490,218

Gross unrealized appreciation	$15,954,692
Gross unrealized depreciation	(16,448,173)

Net unrealized depreciation on investments	$(493,481)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS- Continued
June 30, 2015 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3***	Total
Assets
Investments
Corporate Bonds*	$-	$229,735,896	$-	$229,735,896
Preferred Stocks*	-	102,260,841	-	102,260,841
Total Investments	$-	$331,996,737	$-	$331,996,737
Other Financial Instruments**
Forward Foreign Currency Exchange Contracts	$2,530	-	-	$2,530
Total Assets	$2,530	$331,996,737	$-	$331,999,267

Liabilities
Securities Sold Short
Common Stocks*	$128,375,597	$-	$-	$128,375,597
Other Financial Instruments**
Futures Contracts	$3,591	$-	$-	$3,591
Total Liabilities	$128,379,188	$-	$-	$128,379,188

*
All corporate bonds and preferred stocks held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS- Continued
June 30, 2015 (Unaudited)

**
Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

***	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	8/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	8/28/2015

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	8/28/2015